Share capital - Changes in stock option plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	5,578	8,628
Granted (in shares) | shares	2,329	2,360
Exercised (in shares) | shares	(32)
Forfeited (in shares) | shares	(677)	(1,417)
Expired (in shares) | shares	(2,363)	(3,993)
Ending balance (in shares) | shares	4,835	5,578
Beginning balance (in CAD per share) | $ / shares	$ 2.81	$ 4.39
Granted (in CAD per share) | $ / shares	1.20	1.12
Forfeited (in CAD per share) | $ / shares	4.06	3.58
Exercised (in CAD per share) | $ / shares	1.17
Expired (in CAD per share) | $ / shares	3.45	5.01
Ending balance (in CAD per share) | $ / shares	$ 1.59	$ 2.81